GOODWILL (Tables)	12 Months Ended
Mar. 31, 2022
Schedule of goodwill

	As of March 31,
(In thousands)	2022	2021

Balance, beginning of year	$43,324	$43,324
Balance, end of year	$43,324	$43,324